Non-Current Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-Current Provisions
Note 13:
Non-Current
Provisions

	December 31,
	2017	2018	2019
Pension retirement obligations	1,260	1,536	1,474

Total	1,260	1,536	1,474

Commitments for Compensation Payable to Employees Upon Their Retirement

Amounts in thousands of Euros
As of January 1, 2017	(853)
Costs of services rendered (operating expense)	(219)
Interest expense (financial expense)	(11)
Benefit paid	—
Actuarial gains	(177)

As of December 31, 2017	(1,260)

Costs of services rendered (operating expense)	(412)
Interest expense (financial expense)	(24)
Benefit paid	141
Actuarial gains	19

As of December 31, 2018	(1,536)

Costs of services rendered (operating expense)	(443)
Interest expense (financial expense)	(24)
Benefit paid	—
Actuarial gains	529

As of December 31, 2019	(1,474)

As part of the estimation of the retirement commitments, the following assumptions were used for all categories of employees:

	2017	2018	2019
% social security contributions	50,0%	50,0%	50,0%
Salary increases	2,0%	2,0%	2,0%
Discount rate	1,30%	1,57%	0,77%
Assumptions for the years ended December
 31, 2017, 2018 and 2019
:

•	Retirement age: 65 years old;

•	Terms of retirement: voluntary retirement;

•	Life table: TGH05-TGF05;

•	Collective agreement: Convention Collective Nationale de l’Industrie Pharmaceutique (National Collective Agreement in the Pharmaceutical Industry);

•	Turn-over of the personnel declining with age.
The discount rates come from the corporate Iboxx Corporates AA 10+.